Current assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Current assets and liabilities
Schedule of aging of trade accounts receivable

	Dec 31	Dec 31
	2023	2022
	k€	k€
Not past due	57,742	139,226
Risk provision not past due	(367)	—
Past due 1-30 days	25,837	24,704
Risk provision 1-30 days	(170)	(67)
Past due 31-120 days	12,688	6,559
Risk provision 31-120 days	(280)	(469)
More than 120 days	8,582	6,109
Risk provision more than 120 days	(5,636)	(4,264)
Total trade accounts receivables	98,396	171,798

1In the published annual report 2022 the trade accounts receivables were split into the two separate line items: Trade account receivables (€ 168,653k) and accounts receivables from associated companies and other long-term investments (€ 3,146k).

Schedule of inventories

	Dec 31	Dec 31
	2023	2022
	k€	k€
Raw materials	25,901	27,917
Work-in-progress	4,989	1,908
Total inventories	30,890	29,825

Schedule of prepaid expenses and other current assets

In k€	December 31, 2023	December 31, 2022
Prepaid expenses	18,395	16,948
Other current assets	32,950	40,178
Total prepaid expenses and other current assets	51,345	57,126